Document and Entity Information	Jul. 31, 2019 $ / shares
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Entity File Number	001-35625
Entity Registrant Name	Bloomin' Brands, Inc.
Entity Incorporation, State Code	DE
Entity Tax Identification Number	20-8023465
Entity Address, Address Line One	2202 North West Shore Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City	Tampa
Entity Address, State	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	282-1225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Trading Currency	USD
Title of 12(b) Security	Common Stock
Par Value Per Share	$ 0.01
Trading Symbol	BLMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001546417